CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Property, plant and equipment	€ 27,758	€ 37,904	€ 51,355
Intangible assets	584,026	625,379	631,002
Deferred tax assets	36,503	30,592	12,349
Investments in joint ventures and associates	2,650	2,744	2,892
Other investments	3,881	753	3
Other non-current financial assets	12,706	12,516	15,170
Non-current assets	667,524	709,888	712,771
Current assets
Trade receivables	100,469	31,324	141,306
Other current receivables	25,834	31,468	34,502
Income tax receivables	2,277	318	1,573
Prepaid expenses	5,636	5,371	7,919
Cash and cash equivalents	51,690	182,783	226,139
Current assets	185,906	251,264	411,439
Total assets	853,430	961,152	1,124,210
Equity attributable to owners of the parent
Share capital	1,907	1,916	341
Share premium	1,634,469	1,633,735	391,856
Other equity	(10,179)	(10,123)	0
Other reserves	(968,793)	(979,205)	(11,881)
Accumulated losses	(848,929)	(753,692)	(317,195)
Equity attributable to owners of the parent	(191,525)	(107,369)	63,121
Non-controlling interests	5,732	6,779	8,376
Total equity	(185,793)	(100,590)	71,497
Non-current liabilities
Non-convertible equity certificates	0	0	4,891
Loans and borrowings	722,554	720,745	624,595
Other non-current financial liabilities	29,705	29,471	29,753
Deferred tax liabilities	10,105	19,582	34,564
Post-employment benefits	4,677	7,556	7,962
Provisions for other liabilities and charges	2,313	2,202	2,235
Non-current liabilities	769,354	779,556	704,000
Current liabilities
Trade payables	166,103	147,477	237,319
Other current liabilities	38,048	44,193	45,236
Accrued liabilities	33,078	37,066	41,833
Income tax liabilities	19,913	22,360	23,244
Loans and borrowings	676	111	1,081
Warrant liabilities	12,051	30,979	0
Current liabilities	269,869	282,186	348,713
Total liabilities	1,039,223	1,061,742	1,052,713
Total equity and liabilities	€ 853,430	€ 961,152	€ 1,124,210